Cash, bank balances and other short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure of Cash and Cash Equivalents

	As of December 31, 2021	As of December 31, 2020

Mutual funds	126,204	30,886
Money market funds	106,915	167,553
Cash in banks	78,098	2,875
Government bonds	3,796	1,633

Total	315,013	202,947

Cash and cash equivalents include cash on hand and at bank and investments maturing within 3 (three) months. For the consolidated statement of cash flows purposes below is the reconciliation between cash, bank and short-term investments and cash and cash equivalents:

	As of December 31, 2021	As of December 31, 2020

Cash, bank balances and other short-term investments	315,013	202,947
Less
Government bonds	(3,796)	(1,633)

Cash and cash equivalents	311,217	201,314